Employee Benefit Plan, Description of Plan - EBP CLW NR - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following is a general description of the Clearwater Paper 401(k) Plan (the "Plan"). This description applies to each of the years for which financial statements are presented and provides only general information. For a more complete description of the Plan's provisions, participants should refer to the Plan's summary plan description.
(a)General
The Plan is a defined contribution plan. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan was restated effective January 1, 2020.
On May 1, 2024, Clearwater Paper Corporation (Clearwater Paper) acquired a paperboard mill and associated facilities, located in Augusta, Georgia from Graphic Packaging International, LLC. In connection therewith, approximately 180 former employees of Graphic became eligible to participate in the Plan.
On November 1, 2024, Clearwater Paper completed the sale of its tissue business to Sofidel America Corp. As a result of the divestiture, approximately 1,260 participants in the Plan were terminated. Affected participants were fully vested in their account balances and were given the opportunity to rollover their account balances to another qualified plan or take distributions from their plan accounts.
(b)Plan Sponsor and Administration
Clearwater Paper sponsors the Plan. The Plan is administered by the Clearwater Paper Benefits Committee. Plan assets are held in trust by the Plan's trustee and recordkeeper. During the years ended December 31, 2025 and 2024, Fidelity Management Trust Company and Fidelity Workplace Services LLC (collectively, "Fidelity") served as the trustee and recordkeeper.
(c)    Eligibility and Contributions
All eligible full-time regular status salaried and non-represented hourly employees (as defined in the Plan) are eligible for participation in the Plan following 30 days of employment with Clearwater Paper and participating subsidiaries (collectively, the "Company"), as well as eligible employees who complete six consecutive months of employment with the Company.
The Plan provides that each eligible employee may elect to make 401(k) deferral contributions up to 75% of their eligible compensation on a pre-tax or Roth after-tax basis, subject to Internal Revenue Code (IRC) limitations. Eligible employees may also make rollover contributions representing distributions from certain other retirement plans. Eligible participants age 50 or older may elect additional catch-up contributions.
The Plan has an automatic enrollment feature. If automatically enrolled, the eligible participant's deferral is set at 3% of eligible compensation until changed by the participant, or the participant elects not to participate in the Plan. The Company currently makes matching contributions into each eligible participant’s account under the Plan equal to 70% of such participant’s contributions up to 6% of eligible compensation, although Clearwater Paper may approve a higher or lower rate.
Eligible participants receive a Supplemental employer contribution totaling 3.5% of eligible compensation. This contribution is 100% vested immediately, and no employee contribution is required. The Company’s base contribution is separately tracked from other Plan contributions and no loans or hardship withdrawals may be made from such source.
(d)Participant Accounts
A separate account is maintained for each participant of the Plan. Each account is credited with employee and employer contributions, as applicable, as well as earnings or losses thereon. The benefit to which a participant is entitled is the benefit provided from the participant's vested account.
(e)Investment Options
Participants may direct investment of their account balances in 1% increments into the investment options offered under the Plan, including registered investment company funds, the Clearwater Paper Stock Fund, and common and collective trusts. In addition, participants have the option to invest in a self directed brokerage account that provides broader investment options than those offered by the Plan including, but not limited to, stocks, bonds, exchange-traded funds, mutual funds, and certificates of deposits. Participants, at their discretion, may direct the employer and employee contributions into the then-available investment options under the Plan.
Participants may change their investment elections and make transfers between investment options each day the market is open, subject to restrictions imposed by the registered investment companies, common collective trusts, under the Plan. However, pursuant to Plan terms, a participant is not allowed to transfer existing account balances or direct new contributions to the Clearwater Paper Stock Fund if the balance in this fund is, or the direction causes it to be, 25% or more of the participant’s total investment balance in the Plan.
Unless otherwise elected, the account of any participant automatically enrolled in the Plan is invested in a designated qualified default investment alternative, which is the T. Rowe Price Retirement Fund with the target date closest to the year in which that participant will reach age 65.
Transfers between certain investments may be temporarily held as cash balances prior to reinvestment.
(f)Vesting and Forfeitures
Eligible participants are immediately vested in their contributions plus actual earnings as well as the Supplemental employer contributions. An eligible participant’s interest in their matching account becomes vested based on the participant’s years of service as defined in the Plan as follows:

Years of service	Percentage vested
Less than 2	0%
2 or more	100%
A participant’s matching account will become 100% vested if the Plan terminates, or if the participant attains age 65 while in service with the Company, becomes totally and permanently disabled (as defined in the Plan), or dies while in service. The portion of a participant’s matching account not vested will be forfeitable when the participant’s employment terminates for reasons other than death or total and permanent disability.
Forfeitures of the non-vested portion of the participants account may be credited against matching contributions for the following year, used to pay Plan expenses, or a combination thereof. At December 31, 2025 and 2024, unallocated forfeitures totaled approximately $155,600 and $109,000, respectively. During 2025 and 2024, forfeitures totaling approximately $100,000 and $170,000, respectively, were used to reduce employer contributions and pay certain Plan expenses.
(g)Notes Receivable from Participants
Eligible participants may borrow 50% of their vested account balance up to a maximum of $50,000, as reduced for notes outstanding during the one year preceding the new note (as provided by the Plan). The notes are secured by the balance in the participant’s account and bear interest at a market rate, which is determined for the applicable notes during the applicable periods to be the prime rate in effect at the beginning of the month in which the note is taken. Repayment of principal and interest is generally paid ratably through payroll deductions.
(h)Distributions and Benefits
On termination of employment from the Company, each participant may elect to receive payment in a lump sum equal to that participant’s vested interest in their account, as an installment payment (in such manner as permitted by the recordkeeper), roll their account balance into an IRA or another employer’s plan, or maintain his or her account in the Plan, subject to certain restrictions. If a participant’s vested account balance is $1,000 or less, the participant will automatically receive the value of the vested interest in their account as a lump sum cash distribution, unless the participant elects otherwise. The participant is generally not permitted to maintain an account balance in the Plan.
Eligible participants are permitted to make in-service and hardship withdrawals while still employed by the Company under certain conditions and from certain sources specified under the Plan. Under certain circumstances and from certain sources, the Plan allows for non-Roth after-tax, rollover, and age 59 1/2 withdrawals while employed by the Company.
(i)Plan and Administrative Expenses
Plan expenses are generally paid by Plan participants, except to the extent that expenses are paid from participant forfeitures of employer contributions. Loan service fees, fees associated with processing of qualified domestic relations orders, and certain trustee and recordkeeper expenses are paid for by the affected participant.
(j)Party-in-Interest Transactions
Certain Plan investments are managed by an affiliate or related party of the Trustee of the Plan. Fidelity is considered a party-in-interest, and transactions conducted with Fidelity or an affiliate or related party are considered party-in-interest transactions. Transactions with Clearwater Paper, Plan sponsor, are also considered party-in-interest transactions and consist of transactions within the Clearwater Paper Stock Fund. Fees incurred by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. In addition, participants in the Plan are permitted to borrow funds from their vested balance as described above. These transactions qualify as party-in-interest transactions and are allowed under ERISA regulations.
At December 31, 2025 and 2024, the Plan held 88,914 and 100,057 shares of common stock of Clearwater Paper, with a fair value of $1,547,099 and $2,978,701, respectively. No dividend income from the common stock of Clearwater Paper was recorded during the years ended December 31, 2025 and 2024.
(k)Net Transfers from Other Clearwater Paper Plan
Net transfers from the other Clearwater Paper plan represents the net amount of participant account balances transferred during the year to the Plan from the other 401(k) plan sponsored by the Company as a result of the participants changing employment status within the Company.
(l)Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become fully vested in their accounts.

EBP, Employer Contribution, Participant Compensation Matched, Percentage	300.00%
EBP, Employer Contribution, Matching Percentage	70.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 155,600	$ 109,000
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	100,000	$ 170,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Investment, Number of Shares	88,914	100,057
EBP, Investment, Fair Value	$ 1,547,099	$ 2,978,701
Supplemental Employee Retirement Plan
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.50%